Inventories and Supplies - Summary of Changes in Allowance for Inventory Obsolescence and Write-down (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Balances at beginning of the year	₱ 1,509	₱ 1,612
Provisions (Note 5)	23	196
Cost of devices and accessories consumed, previously provided	(13)	(176)
Disposals and other adjustments	(63)	(85)
Reversals	(290)	(38)
Balances at end of the year	₱ 1,166	₱ 1,509